Offerings	Dec. 04, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	4.875% Notes due 2036 - Essex Portfolio, L.P.
Amount Registered | shares	350,000,000
Proposed Maximum Offering Price per Unit | shares	0.99093
Maximum Aggregate Offering Price | $	$ 346,825,500
Fee Rate	0.01381%
Amount of Registration Fee | $	$ 47,896.61
Offering Note

(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos. 333-281244 and 333-281244-01.

Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	Guarantee of 4.875% Notes due 2036 - Essex Property Trust, Inc.
Amount Registered | shares	0
Proposed Maximum Offering Price per Unit | shares	0
Maximum Aggregate Offering Price | $	$ 0
Amount of Registration Fee | $	$ 0
Offering Note

(1)
The registration fee is calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the Act. In accordance with Rules 456(b) and 457(r) under the Act, the registrants initially deferred payment of all of the registration fee for Registration Statement Nos. 333-281244 and 333-281244-01.

(2)	No separate consideration will be received for the guarantee. Pursuant to Rule 457(n) under the Securities Act, no separate fee is payable with respect to the guarantee being registered hereby.